Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Minimum Future Rentals on Non-Cancelable Operating Leases

The following is a schedule by years of minimum future rentals on non-cancelable operating leases as of December 31, 2012:

2013	$6,739
2014	5,046
2015	3,636
2016	2,281
2017	1,337
Thereafter	3,234

Total minimum future lease payments	$22,273

Purchase Obligations	The following is a schedule by years of purchase obligations as of December 31, 2012:

2013	$351
2014	4
2015	3
2016	—
2017	—

Total minimum future purchase obligations	$358